Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	459,588,597.95	29,998
Yield Supplement Overcollateralization Amount 06/30/19	20,380,923.02	0
Receivables Balance 06/30/19	479,969,520.97	29,998
Principal Payments	21,611,066.18	782
Defaulted Receivables	1,239,564.81	86
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	19,004,031.79	0
Pool Balance at 07/31/19	438,114,858.19	29,130

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.33%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	11,112,317.60	623
Past Due 61-90 days	3,426,835.47	192
Past Due 91-120 days	649,320.50	41
Past Due 121+ days	0.00	0
Total	15,188,473.57	856

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.89%
Delinquency Trigger Occurred	NO

Recoveries	744,768.11
Aggregate Net Losses/(Gains) - July 2019	494,796.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.24%
Prior Net Losses Ratio	0.88%
Second Prior Net Losses Ratio	0.95%
Third Prior Net Losses Ratio	0.93%
Four Month Average	1.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.90%

Overcollateralization Target Amount	19,715,168.62
Actual Overcollateralization	19,715,168.62
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	40.35

Flow of Funds	$ Amount

Collections	23,942,534.11
Investment Earnings on Cash Accounts	12,065.05
Servicing Fee	(399,974.60)
Transfer to Collection Account	0.00
Available Funds	23,554,624.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	674,576.86
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	792,252.85
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,715,168.62
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,303,804.56

Total Distributions of Available Funds	23,554,624.56

Servicing Fee	399,974.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 07/15/19	438,907,111.04
Principal Paid	20,507,421.47
Note Balance @ 08/15/19	418,399,689.57

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2a
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2b
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-3
Note Balance @ 07/15/19	309,457,111.04
Principal Paid	20,507,421.47
Note Balance @ 08/15/19	288,949,689.57
Note Factor @ 08/15/19	67.8285656%

Class A-4
Note Balance @ 07/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	94,750,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	34,700,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	743,398.53
Total Principal Paid	20,507,421.47
Total Paid	21,250,820.00

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.32500%
Coupon	2.46500%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	497,710.19
Principal Paid	20,507,421.47
Total Paid to A-3 Holders	21,005,131.66

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5916658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3217171
Total Distribution Amount	16.9133829

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1683338
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.1394870
Total A-3 Distribution Amount	49.3078208

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	38.63
Noteholders' Principal Distributable Amount	961.37

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	3,213,436.41
Investment Earnings	6,308.72
Investment Earnings Paid	(6,308.72)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41